Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research and Development Expenses [Abstract]
Research and development expenses

16. Research and development expenses

	December 31, 2017	December 31, 2016	December 31, 2015
Labour	$1,971,946	$1,715,562	$382,047
Materials	2,763,355	1,266,730	117,537
Government grants	(304,914)	(203,997)	(12,775)
	$4,430,387	$2,778,295	$486,809